OTHER LONG-TERM LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Supplemental executive retirement plan	$ 94	$ 83
Stock-based compensation	47	60
Derivative instruments	1,055	398
Non-current contract liabilities	271	61
Other	316	136
Total other long-term liabilities	$ 1,783	$ 738